NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 72.7	$ 60.0
Net earnings attributable to non-controlling interests	14.6	8.5
Current assets	1,263.0	1,086.9
Total non- current assets	2,599.1	2,874.1
Current liabilities	(266.0)	(227.2)
Non-current liabilities	(1,177.3)	(941.2)
Revenues	1,065.3	1,111.0
Net earnings and other comprehensive income	(383.9)	(56.9)
Net cash from operating activities	363.0	191.1
Net cash used in investing activities	(149.8)	(224.9)
Net cash used in financing activities	0.8	(10.5)
Increase (decrease) in cash and cash equivalents	$ 215.5	$ (49.0)
Essakane S.A.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 42.6	$ 30.3
Net earnings attributable to non-controlling interests	12.8	5.8
Dividends paid to material non-controlling interests	0.5	1.0
Current assets	297.4	245.1
Total non- current assets	958.3	865.8
Current liabilities	(109.2)	(96.7)
Non-current liabilities	(550.4)	(543.5)
Share of net assets (liabilities) of joint ventures	596.1	470.7
Revenues	579.2	564.1
Net earnings and other comprehensive income	130.4	52.1
Net cash from operating activities	198.0	181.8
Net cash used in investing activities	(104.5)	(161.4)
Net cash used in financing activities	(30.9)	(45.2)
Increase (decrease) in cash and cash equivalents	$ 62.6	$ (24.8)
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 25.7	$ 25.3
Net earnings attributable to non-controlling interests	0.4	0.9
Dividends paid to material non-controlling interests	0.0	1.5
Current assets	180.6	172.8
Total non- current assets	756.0	675.1
Current liabilities	(81.0)	(68.4)
Non-current liabilities	(289.5)	(221.7)
Share of net assets (liabilities) of joint ventures	566.1	557.8
Revenues	352.5	386.0
Net earnings and other comprehensive income	8.5	17.3
Net cash from operating activities	53.3	61.6
Net cash used in investing activities	(83.3)	(67.9)
Net cash used in financing activities	(0.4)	(36.1)
Increase (decrease) in cash and cash equivalents	(30.4)	(42.4)
Subsidiaries With Non-material Non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to material non-controlling interests	$ 1.4	$ 1.2